UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM ABS-15G

ASSET-BACKED SECURITIZER REPORT

Pursuant to Section 15G of

the Securities Exchange Act of 1934

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:

☐	Rule 15Ga-1 under the Exchange Act (17 CFR 240.15Ga-1) for the reporting period to

Date of Report (Date of earliest event reported)

Commission File Number of securitizer:

Central Index Key Number of securitizer:

Name and telephone number, including area code,

of the person to contact in connection with this filing

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(1)  ☐

Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i)  ☐

Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii)  ☐

☒	Rule 15Ga-2 under the Exchange Act (17 CFR 240.15Ga-2)

Bank of the West Auto Trust 2015-2

(Exact name of issuing entity as specified in its charter)

Central Index Key Number of depositor: 0001632915

Central Index Key Number of issuing entity (if applicable): 0001654823

Central Index Key Number of underwriter (if applicable): Not applicable

John Harris, Securitization Manager, (415) 765-4800

Name and telephone number, including area code,

of the person to contact in connection with this filing

Item 2.01	Findings and Conclusions of a Third Party Due Diligence Report Obtained by the Issuer.

Attached as Exhibit 99.1 hereto is an agreed-upon procedures report, dated October 16, 2015, of Deloitte & Touche LLP, obtained by Bank of the West, with respect to certain agreed-upon procedures performed by Deloitte & Touche LLP.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

BOW AUTO RECEIVABLES LLC (Depositor)

By:	/s/ Paul Wible
Name:	Paul Wible
Title:	President

Date: October 28, 2015

EXHIBIT INDEX

Exhibit No.	Description

Exhibit 99.1	Report of Deloitte & Touche LLP, dated October 16, 2015.